Restructuring and related expenses	12 Months Ended
Dec. 31, 2013
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

Restructuring-related activities

        In 2013, 2012 and 2011, the Company executed minor restructuring-related activities and incurred charges of $252 million, $180 million and $164 million, respectively, which were mainly recorded in "Total cost of sales".

($ in millions)	2013	2012	2011
Employee severance costs	154	92	83
Estimated contract settlement, loss order and other costs	78	72	53
Inventory and long-lived asset impairments	20	16	28

Total	252	180	164

        At December 31, 2013 and 2012, the balance of restructuring and related liabilities is primarily included in "Other provisions".